Earning per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of Basic and Diluted Earning Per Share
	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8	2 0 2 0
	NIS	NIS	NIS	US Dollars
Basic and diluted earnings per share:
Earnings used in the calculation of basic and diluted earnings per share	52,209	51,511	24,967	16,240

Weighted average number of shares used in computing basic and diluted earnings per share	13,433,684	13,217,017	13,240,913	13,433,684